Label	Element	Value
BNY Mellon Opportunistic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.26%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that fall within the market capitalization range of companies comprising the Russell 2000® Index, the fund's benchmark index. As of November 30, 2023, the market capitalizations of the smallest and largest companies in the index were approximately $21 million and $14.4 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $2.9 billion and $840 million, respectively. Stocks are selected for the fund's portfolio based primarily on bottom-up fundamental analysis. The fund's sub-adviser uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of a company's business prospects, estimation of the company's value and the identification of events or a catalyst that could cause the estimated value of the company to change. In general, the fund seeks exposure to securities and sectors that the fund's sub-adviser perceives to be attractive from a valuation and fundamental standpoint.

The fund typically sells a stock when, in the sub-adviser's view, it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter Q2, 2020: 30.45% Worst Quarter Q1, 2020: -32.83% The year-to-date total return of the fund's Investor shares as of September 30, 2023 was -.22%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.83%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Class Y shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I and Class Y, respectively. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/22)
BNY Mellon Opportunistic Small Cap Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Opportunistic Small Cap Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Opportunistic Small Cap Fund | Risks of stock investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.
BNY Mellon Opportunistic Small Cap Fund | Small and midsize company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Opportunistic Small Cap Fund | Growth and value stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.
BNY Mellon Opportunistic Small Cap Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon Opportunistic Small Cap Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon Opportunistic Small Cap Fund | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Opportunistic Small Cap Fund | Russell 2000® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	360
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	626
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,384
Annual Return 2013	rr_AnnualReturn2013	47.79%
Annual Return 2014	rr_AnnualReturn2014	1.02%
Annual Return 2015	rr_AnnualReturn2015	(2.71%)
Annual Return 2016	rr_AnnualReturn2016	16.48%
Annual Return 2017	rr_AnnualReturn2017	24.18%
Annual Return 2018	rr_AnnualReturn2018	(19.50%)
Annual Return 2019	rr_AnnualReturn2019	21.12%
Annual Return 2020	rr_AnnualReturn2020	18.98%
Annual Return 2021	rr_AnnualReturn2021	16.02%
Annual Return 2022	rr_AnnualReturn2022	(17.51%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.84%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.63%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.71%
BNY Mellon Opportunistic Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	304
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	529
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,176
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
BNY Mellon Opportunistic Small Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,035
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	266
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	464
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,035
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016